Note 7 - Risk Management -Liquidity Risk - Available Liquidity By LMU (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016
BBVA Eurozone Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 15,634	[1]	€ 16,038	[2]
BBVA Eurozone Member [Member] | Assets For Credit Operations With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	47,429	[1]	50,706	[2]
BBVA Eurozone Member [Member] | Central Goberments Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	26,784	[1]	30,702	[2]
BBVA Eurozone Member [Member] | Of which: Spanish Goverment Titles [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	20,836	[1]	23,353	[2]
BBVA Eurozone Member [Member] | Other Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	20,645	[1]	20,005	[2]
BBVA Eurozone Member [Member] | Loans [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	[1]	0	[2]
BBVA Eurozone Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	7,986	[1]	6,884	[2]
BBVA Eurozone Member [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	71,050	[1]	73,629	[2]
Average Balance Of Financial Assetes Held For Managing Liquidity Risk	67,823		68,322	[3]
BBVA Bancomer [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	8,649		8,221
BBVA Bancomer [Member] | Assets For Credit Operations With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,731		4,175
BBVA Bancomer [Member] | Central Goberments Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	3,899		1,964
BBVA Bancomer [Member] | Of which: Spanish Goverment Titles [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
BBVA Bancomer [Member] | Other Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,831		2,212
BBVA Bancomer [Member] | Loans [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
BBVA Bancomer [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	575		938
BBVA Bancomer [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	14,955		13,335
Average Balance Of Financial Assetes Held For Managing Liquidity Risk	13,896		13,104
BBVA Compass Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	2,150		1,495
BBVA Compass Member [Member] | Assets For Credit Operations With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	24,039		26,865
BBVA Compass Member [Member] | Central Goberments Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	2,598		1,084
BBVA Compass Member [Member] | Of which: Spanish Goverment Titles [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
BBVA Compass Member [Member] | Other Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	7,023		8,991
BBVA Compass Member [Member] | Loans [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	14,417		16,790
BBVA Compass Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	621		662
BBVA Compass Member [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	26,810		29,022
Average Balance Of Financial Assetes Held For Managing Liquidity Risk	27,625		27,610
Garanti Bank [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,692		4,758
Garanti Bank [Member] | Assets For Credit Operations With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,661		4,935
Garanti Bank [Member] | Central Goberments Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,661		4,935
Garanti Bank [Member] | Of which: Spanish Goverment Titles [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
Garanti Bank [Member] | Other Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
Garanti Bank [Member] | Loans [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
Garanti Bank [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,607		1,478
Garanti Bank [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	13,959		11,171
Average Balance Of Financial Assetes Held For Managing Liquidity Risk	13,862		12,871
Other LMU Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,083		6,504
Other LMU Member [Member] | Assets For Credit Operations With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,333		4,060
Other LMU Member [Member] | Central Goberments Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,274		3,985
Other LMU Member [Member] | Of which: Spanish Goverment Titles [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
Other LMU Member [Member] | Other Issues [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	58		75
Other LMU Member [Member] | Loans [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0		0
Other LMU Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	345		883
Other LMU Member [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	12,761		11,447
Average Balance Of Financial Assetes Held For Managing Liquidity Risk	€ 13,211		€ 11,523

[1]	(1) It includes Spain, Portugal and Rest of Eurasia .
[2]	(1) It includes Banco Bilbao Vizcaya Argentaria, S.A. and Banco Bilbao Vizcaya Argentaria (Portugal), S.A .
[3]	Figures originally reported in the year 2016 in accordance to the applicable regulation, without restatements.